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                      MORGAN STANLEY AGGRESSIVE EQUITY FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                 November 30, 2006



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Aggressive Equity Fund
     File Nos. - 333-39579; 811-8471
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 22, 2006.


                                                        Very truly yours,

                                                        /s/ Rita Rubin
                                                        -------------------
                                                        Rita Rubin
                                                        Assistant Secretary



Enclosures
cc: Amy R. Doberman